Share-based Compensation Expenses (Summary of Restricted Shares Activity) (Details) - Restricted shares [Member]	12 Months Ended
Dec. 31, 2016 $ / shares shares
Summary of restricted shares activity
Outstanding balance at the beginning of the period (in shares) | shares	227,808
Grant (in shares) | shares	255,000
Exercise (in shares) | shares	(79,806)
Outstanding balance at the end of the period (in shares) | shares	403,002
Vested and expected to vest at end of the period | shares	403,002
Weighted-Average Grant-Date Fair value
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 4.00
Grant (in dollars per share) | $ / shares	2.80
Exercise (in dollars per share) | $ / shares	3.86
Outstanding at the end of the period (in dollars per share) | $ / shares	3.27
Vested and expected to vest at end of the period (in dollars per share) | $ / shares	$ 3.27